Schedule of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Amortization of right-of-use assets	¥ 18,532	¥ 12,646
Interest of lease liabilities	2,334	1,263
Expenses for short-term leases within 12 months	2,581	3,753
Total lease cost	¥ 23,447	¥ 17,662